Fair Value Measurements, Derivative Instruments and Hedging Activities and Financial Risk - Offsetting Derivative Instruments (Details) - USD ($) $ in Millions	Nov. 30, 2021	Nov. 30, 2020
Assets
Gross Amounts	$ 1	$ 0
Gross Amounts Offset in the Balance Sheet	0	0
Total Net Amounts Presented in the Balance Sheet	1	0
Gross Amounts not Offset in the Balance Sheet	0	0
Net Amounts	1	0
Liabilities
Gross Amounts	13	10
Gross Amounts Offset in the Balance Sheet	0	0
Total Net Amounts Presented in the Balance Sheet	13	10
Gross Amounts not Offset in the Balance Sheet	0	0
Net Amounts	$ 13	$ 10